March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Enhanced International Dividend Trust (BGY)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Enhanced International Dividend Trust (BGY)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 4.4%
Teck Resources Ltd., Class B(a)	359,385	$ 13,091,249
Toronto-Dominion Bank	190,640	11,423,430
		24,514,679
China — 1.9%
Tencent Holdings Ltd., ADR(b)	166,058	10,601,143
Denmark — 2.7%
Novo Nordisk A/S, Class B	222,796	15,234,411
France — 8.0%
Air Liquide SA	103,805	19,717,248
Cie de Saint-Gobain SA	79,007	7,870,420
LVMH Moet Hennessy Louis Vuitton SE	27,778	17,202,309
		44,789,977
Germany — 10.4%
adidas AG	45,419	10,712,543
Beiersdorf AG	122,485	15,823,086
Deutsche Telekom AG, Registered Shares	391,106	14,439,620
SAP SE	64,445	17,268,012
		58,243,261
India — 3.5%
AceVector Limited, Series I, (Acquired 01/25/22, Cost: $3,948,600)(a)(c)(d)	848,000	271,844
HDFC Bank Ltd.	895,320	19,084,825
		19,356,669
Italy — 3.0%
FinecoBank Banca Fineco SpA	849,221	16,820,160
Japan — 8.4%
Keyence Corp.	34,600	13,605,061
SMC Corp.	45,400	16,246,106
Sony Group Corp.	682,200	17,261,699
		47,112,866
Netherlands — 4.9%
ASML Holding NV	19,452	12,872,810
Koninklijke KPN NV	3,424,727	14,505,959
		27,378,769
Singapore — 2.6%
United Overseas Bank Ltd.	503,700	14,212,656
Spain — 2.9%
Banco Bilbao Vizcaya Argentaria SA	1,204,581	16,439,602
Sweden — 4.3%
Assa Abloy AB, Class B	369,461	11,091,677
Atlas Copco AB, Class A	823,904	13,160,571
		24,252,248
Switzerland — 4.0%
UBS Group AG, Registered Shares	349,172	10,724,676
Zurich Insurance Group AG	16,457	11,487,117
		22,211,793
Security	Shares	Value
Taiwan — 5.8%
MediaTek, Inc.	190,000	$ 8,189,084
Taiwan Semiconductor Manufacturing Co. Ltd.	869,000	24,473,632
		32,662,716
United Kingdom — 8.4%
AstraZeneca PLC	138,915	20,398,925
RELX PLC	353,754	17,780,130
Taylor Wimpey PLC	6,166,586	8,663,995
		46,843,050
United States — 23.1%
General Electric Co.(b)(e)	57,639	11,536,446
Haleon PLC	2,807,218	14,177,016
Mastercard, Inc., Class A(b)(e)	20,780	11,389,934
Nestle SA, Registered Shares	110,379	11,154,526
Otis Worldwide Corp.(b)(e)	120,604	12,446,333
Sanofi SA	161,536	17,885,561
Shell PLC	641,779	23,485,630
Texas Instruments, Inc.(b)(e)	85,939	15,443,238
Waste Connections, Inc.	60,225	11,738,654
		129,257,338
Total Long-Term Investments — 98.3% (Cost: $457,840,729)		549,931,338
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(f)(g)	10,349,407	10,349,407
Total Short-Term Securities — 1.9% (Cost: $10,349,407)		10,349,407
Total Investments Before Options Written — 100.2% (Cost: $468,190,136)		560,280,745
Options Written — (0.6)% (Premiums Received: $(5,611,825))		(3,437,811)
Total Investments, Net of Options Written — 99.6% (Cost: $462,578,311)		556,842,934
Other Assets Less Liabilities — 0.4%		2,396,009
Net Assets — 100.0%		$ 559,238,943

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $271,844, representing 0.1% of its net assets as of period end, and an original cost of $3,948,600.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced International Dividend Trust (BGY)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 354 (b)	$ —	$ (354)	$ —	$ —	—	$ 1,260 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,742,337	6,607,070 (b)	—	—	—	10,349,407	10,349,407	73,953	—
				$ (354)	$ —	$ 10,349,407		$ 75,213	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
General Electric Co.	92	04/04/25	USD	205.00	USD	1,841	$ (11,776)
Texas Instruments, Inc.	153	04/04/25	USD	205.00	USD	2,749	(1,530)
Otis Worldwide Corp.	201	04/09/25	USD	100.00	USD	2,074	(73,756)
Teck Resources Ltd., Class B	490	04/11/25	CAD	61.00	CAD	2,569	(2,043)
Toronto-Dominion Bank	428	04/11/25	CAD	88.00	CAD	3,691	(5,800)
Texas Instruments, Inc.	78	04/17/25	USD	190.00	USD	1,402	(11,661)
Toronto-Dominion Bank	428	04/17/25	CAD	88.00	CAD	3,691	(6,841)
Waste Connections, Inc.	135	04/17/25	CAD	280.00	CAD	3,787	(36,821)
General Electric Co.	167	04/25/25	USD	215.00	USD	3,343	(44,673)
Mastercard, Inc., Class A	57	04/25/25	USD	545.00	USD	3,124	(87,922)
Teck Resources Ltd., Class B	680	05/02/25	CAD	63.00	CAD	3,565	(11,105)
Texas Instruments, Inc.	155	05/02/25	USD	190.00	USD	2,785	(56,187)
Mastercard, Inc., Class A	36	05/16/25	USD	565.00	USD	1,973	(44,820)
Otis Worldwide Corp.	341	05/16/25	USD	105.00	USD	3,519	(92,922)
Waste Connections, Inc.	135	05/16/25	CAD	280.00	CAD	3,787	(65,668)
							$ (553,525)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Koninklijke KPN NV	UBS AG	560,900	04/01/25	EUR	3.69	EUR	2,197	$ (135,159)
Banco Bilbao Vizcaya Argentaria SA	Barclays Bank PLC	283,200	04/03/25	EUR	12.49	EUR	3,574	(57,953)
Haleon PLC	Barclays Bank PLC	273,900	04/03/25	GBP	4.00	GBP	1,071	(1,277)
LVMH Moet Hennessy Louis Vuitton SE	Goldman Sachs International	6,750	04/03/25	EUR	711.63	EUR	3,866	—
Nestle SA, Registered Shares	Barclays Bank PLC	16,500	04/03/25	CHF	83.85	CHF	1,475	(102,426)
SAP SE	Morgan Stanley & Co. International PLC	14,500	04/03/25	EUR	284.59	EUR	3,593	—
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	129,000	04/08/25	USD	1,102.50	TWD	120,626	(5)
Air Liquide SA	Bank of America N.A.	24,700	04/10/25	EUR	176.54	EUR	4,339	(40,092)
ASML Holding NV	Goldman Sachs International	6,800	04/10/25	EUR	767.90	EUR	4,162	(593)
Cie de Saint-Gobain SA	Morgan Stanley & Co. International PLC	35,300	04/10/25	EUR	101.62	EUR	3,252	(2,301)
FinecoBank Banca Fineco SpA	UBS AG	87,600	04/10/25	EUR	18.62	EUR	1,605	(15,727)
Novo Nordisk A/S, Class B	Goldman Sachs International	25,700	04/10/25	DKK	601.11	DKK	12,125	(243)
Haleon PLC	UBS AG	499,300	04/15/25	GBP	3.94	GBP	1,952	(36,015)
Keyence Corp.	BNP Paribas SA	12,000	04/15/25	JPY	65,797.61	JPY	707,731	(6,205)
Koninklijke KPN NV	Goldman Sachs International	295,700	04/15/25	EUR	3.54	EUR	1,158	(126,560)
Shell PLC	Bank of America N.A.	114,700	04/15/25	EUR	33.57	EUR	3,882	(93,814)
RELX PLC	Goldman Sachs International	43,950	04/22/25	EUR	48.51	EUR	2,043	(9,004)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Sony Group Corp.	UBS AG	67,000	04/22/25	JPY	3,986.85	JPY	254,278	$ (25,339)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	117,000	04/22/25	USD	1,064.41	TWD	109,405	(3,631)
Tencent Holdings Ltd., ADR	Citibank N.A.	35,500	04/23/25	USD	68.21	USD	2,266	(39,300)
Air Liquide SA	Citibank N.A.	24,500	04/25/25	EUR	186.35	EUR	4,304	(12,122)
Assa Abloy AB, Class B	UBS AG	72,500	04/25/25	SEK	339.19	SEK	21,878	(1,963)
AstraZeneca PLC	Goldman Sachs International	37,000	04/25/25	GBP	124.24	GBP	4,206	(13,638)
Atlas Copco AB, Class A	Citibank N.A.	69,100	04/25/25	SEK	187.57	SEK	11,095	(1,004)
Beiersdorf AG	Bank of America N.A.	28,000	04/25/25	EUR	141.21	EUR	3,345	(1,483)
FinecoBank Banca Fineco SpA	UBS AG	285,800	04/25/25	EUR	18.32	EUR	5,235	(141,891)
Koninklijke KPN NV	BNP Paribas SA	359,000	04/25/25	EUR	3.68	EUR	1,406	(81,581)
Nestle SA, Registered Shares	Bank of America N.A.	21,800	04/25/25	CHF	89.88	CHF	1,949	(11,129)
Novo Nordisk A/S, Class B	BNP Paribas SA	42,000	04/25/25	DKK	682.30	DKK	19,815	(2,190)
RELX PLC	Goldman Sachs International	38,300	04/25/25	EUR	46.76	EUR	1,780	(29,197)
Sony Group Corp.	JPMorgan Chase Bank N.A.	53,000	04/25/25	JPY	3,833.81	JPY	201,145	(43,064)
Taylor Wimpey PLC	UBS AG	1,377,000	04/25/25	GBP	1.15	GBP	1,498	(17,538)
AstraZeneca PLC	Bank of America N.A.	25,500	04/29/25	GBP	119.99	GBP	2,899	(32,562)
Banco Bilbao Vizcaya Argentaria SA	Barclays Bank PLC	266,450	04/29/25	EUR	12.91	EUR	3,363	(58,622)
Deutsche Telekom AG, Registered Shares	BNP Paribas SA	81,800	04/29/25	EUR	34.43	EUR	2,793	(42,435)
FinecoBank Banca Fineco SpA	UBS AG	140,800	04/29/25	EUR	19.15	EUR	2,579	(35,726)
Koninklijke KPN NV	Barclays Bank PLC	360,000	04/29/25	EUR	3.87	EUR	1,410	(27,404)
RELX PLC	BNP Paribas SA	38,350	04/29/25	EUR	45.24	EUR	1,783	(70,153)
SAP SE	BNP Paribas SA	14,500	04/29/25	EUR	248.03	EUR	3,593	(121,542)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	228,000	04/29/25	USD	1,025.09	TWD	213,199	(32,716)
Taylor Wimpey PLC	Citibank N.A.	375,900	04/29/25	GBP	1.18	GBP	409	(3,244)
United Overseas Bank Ltd.	HSBC Bank PLC	11,300	04/29/25	SGD	38.47	SGD	428	(980)
adidas AG	Goldman Sachs International	11,300	04/30/25	EUR	227.80	EUR	2,465	(56,032)
Atlas Copco AB, Class A	Citibank N.A.	198,600	04/30/25	SEK	180.95	SEK	31,888	(8,000)
Haleon PLC	Citibank N.A.	316,700	04/30/25	GBP	3.91	GBP	1,238	(30,682)
adidas AG	Goldman Sachs International	9,200	05/06/25	EUR	228.19	EUR	2,007	(51,722)
Deutsche Telekom AG, Registered Shares	Morgan Stanley & Co. International PLC	87,700	05/06/25	EUR	34.34	EUR	2,994	(57,170)
Shell PLC	Barclays Bank PLC	114,200	05/06/25	EUR	33.21	EUR	3,865	(161,971)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	1,022,000	05/06/25	GBP	1.17	GBP	1,112	(15,499)
Tencent Holdings Ltd., ADR	Morgan Stanley & Co. International PLC	39,200	05/07/25	USD	66.55	USD	2,503	(89,968)
Assa Abloy AB, Class B	Citibank N.A.	93,800	05/08/25	SEK	307.55	SEK	28,306	(48,637)
Koninklijke KPN NV	Barclays Bank PLC	151,100	05/08/25	EUR	3.84	EUR	592	(17,301)
LVMH Moet Hennessy Louis Vuitton SE	Goldman Sachs International	5,800	05/08/25	EUR	616.09	EUR	3,322	(52,739)
Nestle SA, Registered Shares	Barclays Bank PLC	18,700	05/08/25	CHF	90.62	CHF	1,672	(13,638)
Novo Nordisk A/S, Class B	Citibank N.A.	23,400	05/08/25	DKK	541.27	DKK	11,040	(35,236)
RELX PLC	Barclays Bank PLC	74,000	05/08/25	EUR	47.48	EUR	3,440	(38,839)
Sanofi SA	Barclays Bank PLC	72,600	05/08/25	EUR	105.79	EUR	7,434	(142,296)
Shell PLC	Bank of America N.A.	59,900	05/08/25	EUR	34.67	EUR	2,027	(40,636)
Sony Group Corp.	Morgan Stanley & Co. International PLC	187,000	05/08/25	JPY	3,878.98	JPY	709,702	(159,903)
UBS Group AG, Registered Shares	Citibank N.A.	78,550	05/08/25	CHF	30.50	CHF	2,134	(5,910)
Deutsche Telekom AG, Registered Shares	Barclays Bank PLC	45,700	05/13/25	EUR	34.22	EUR	1,560	(36,864)
Keyence Corp.	Goldman Sachs International	3,600	05/13/25	JPY	63,544.00	JPY	212,319	(17,847)
Koninklijke KPN NV	Barclays Bank PLC	156,000	05/13/25	EUR	3.86	EUR	611	(16,084)
SMC Corp.	UBS AG	18,000	05/13/25	JPY	60,064.79	JPY	966,114	(45,758)
UBS Group AG, Registered Shares	Barclays Bank PLC	78,500	05/13/25	CHF	30.37	CHF	2,133	(8,091)
United Overseas Bank Ltd.	HSBC Bank PLC	141,200	05/13/25	SGD	38.61	SGD	5,353	(19,451)
Atlas Copco AB, Class A	UBS AG	103,100	05/15/25	SEK	168.48	SEK	16,554	(29,006)
Beiersdorf AG	Goldman Sachs International	27,200	05/15/25	EUR	121.08	EUR	3,250	(84,586)
MediaTek, Inc.	Bank of America N.A.	85,000	05/15/25	USD	1,550.06	TWD	121,639	(77,296)
SMC Corp.	Goldman Sachs International	4,100	05/15/25	JPY	60,203.50	JPY	220,059	(10,692)
United Overseas Bank Ltd.	UBS AG	74,200	05/15/25	SGD	38.64	SGD	2,813	(10,529)
Zurich Insurance Group AG	Barclays Bank PLC	7,400	05/15/25	CHF	626.52	CHF	4,570	(24,075)
								$ (2,884,286)

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced International Dividend Trust (BGY)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 24,514,679	$ —	$ —	$ 24,514,679
China	10,601,143	—	—	10,601,143
Denmark	—	15,234,411	—	15,234,411
France	—	44,789,977	—	44,789,977
Germany	—	58,243,261	—	58,243,261
India	—	19,084,825	271,844	19,356,669
Italy	—	16,820,160	—	16,820,160
Japan	—	47,112,866	—	47,112,866
Netherlands	—	27,378,769	—	27,378,769
Singapore	—	14,212,656	—	14,212,656
Spain	—	16,439,602	—	16,439,602
Sweden	—	24,252,248	—	24,252,248
Switzerland	—	22,211,793	—	22,211,793
Taiwan	—	32,662,716	—	32,662,716
United Kingdom	—	46,843,050	—	46,843,050
United States	62,554,605	66,702,733	—	129,257,338
Short-Term Securities
Money Market Funds	10,349,407	—	—	10,349,407
	$ 108,019,834	$ 451,989,067	$ 271,844	$ 560,280,745
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (479,769)	$ (2,958,042)	$ —	$ (3,437,811)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
Currency Abbreviation (continued)
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Enhanced International Dividend Trust (BGY)

Portfolio Abbreviation
ADR	American Depositary Receipt
SAP	Subject to Appropriations